Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables		¥ 119,639	¥ 114,158
Contract liabilities	[1]	¥ 5,637	¥ 5,276

[1]	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.